SUPPLEMENT DATED FEBRUARY 3, 2012
To the variable annuity prospectuses of:

Allianz VisionSM
Dated January 3, 2012, as supplemented January 23, 2012, for contracts issued on or after May 2, 2011 and
Dated January 23, 2012, as supplemented January 23, 2012, for contracts issued on or prior to April 29, 2011

Allianz VisionSM New York
Dated January 3, 2012, for contracts issued on or after May 2, 2011 and
Dated January 23, 2012, for contracts issued on or prior to April 29, 2011

Allianz ConnectionsSM
Dated January 3, 2012, as supplemented January 23, 2012, for contracts issued on or after May 2, 2011 and
Dated May 1, 2011, as supplemented June 20 & September 19, 2011, for contracts issued on or prior to April 29, 2011

Allianz Retirement ProSM
Dated May 1, 2011, as supplemented September 19 and November 14, 2011

Allianz High Five®
Allianz High Five® L
Valuemark® II
Valuemark® IV
Dated May 1, 2011, as supplemented June 20 & September 19, 2011

ISSUED BY

Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York
and Allianz Life Variable Account B or Allianz Life of NY Variable Account C (collectively, “Allianz Life”)
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.
Effective February 25, 2012, Federated Global Investment Management Corp. replaces Franklin Advisory Services, LLC as the subadviser to the AZL®  Franklin Small Cap Value Fund. In addition, the following name change is effective February 25, 2012.

Name effective February 25, 2012	Previous Name
AZL® Federated Clover Small Value Fund	AZL® Franklin Small Cap Value Fund
The investment objective and primary investments, included in the Investment Options section of the prospectus, for the above mentioned fund are updated as follows:

The fund seeks capital appreciation and under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

2.
Effective February 25, 2012, OppenheimerFunds, Inc. replaces Turner Investment Partners, Inc. as the subadviser to the AZL®  Turner Quantitative Small Cap Growth Fund. In addition, the following name change is effective February 25, 2012.

Name effective February 25, 2012	Previous Name
AZL® Oppenheimer Discovery Fund	AZL® Turner Quantitative Small Cap Growth Fund
The investment objective and primary investments, included in the Investment Options section of the prospectus, for the above mentioned fund are updated as follows:

The fund seeks capital appreciation and under normal market conditions, invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

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SUPPLEMENT DATED JANUARY 23, 2012
To the variable annuity prospectuses of:

Allianz VisionSM
Dated January 3, 2012, for contracts issued on or after May 2, 2011 and
Dated January 23, 2012, for contracts issued on or before April 29, 2011

Allianz ConnectionsSM
Dated January 3, 2012

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

FOR CONTRACTS ISSUED IN THE STATE OF OREGON

1.	The following information replaces the information in the Fee Tables – Contract Annual Expenses on pages 8 or 9, and Section 7, Expenses – Rider Charge on page 32.
For Income Protector the current rider charge is 1.05% for single Lifetime Plus Payments and 1.20% for joint Lifetime Plus Payments.

2.	The following information replaces the information in Section 11.a, Income Protector – Lifetime Plus Payment Overview on pages 46 or 47.
The Annual Maximum Lifetime Plus Payment Table for joint Lifetime Plus Payments is as follows:

Annual Maximum Lifetime Plus Payment Table
Age band of the younger Covered Person for joint Lifetime Plus Payments	Annual maximum Lifetime Plus Payment percentage
60 – 64	4.0%
65 – 79	4.5%
80+	5.5%

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